Borrowings - EIB Loan (Details) $ in Thousands, € in Millions			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 17, 2022 USD ($)	Feb. 17, 2022 EUR (€)	Aug. 31, 2020 USD ($) tranche	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 EUR (€) tranche
Borrowings
Interest rate								6.00%
Interest expenses								$ 34	$ 5	$ 29
EIB Loan Agreement
Borrowings
Principal amount			$ 20,000								€ 20.0
Number of tranches | tranche			3								3
Effective interest rate, monthly	0.78%	0.78%
Interest expenses				$ 200	$ 100	$ 500	$ 300	$ 600	$ 0
Term from disbursement dates			6 years
EIB Loan Agreement | Fixed interest rate
Borrowings
Interest rate	3.00%	3.00%
EIB Loan Agreement | Payment-in-kind interest rate
Borrowings
Interest rate	4.00%	4.00%
Tranche One
Borrowings
Principal amount			$ 7,000								€ 7.0
Proceeds from the draw of loan agreement	$ 7,800	€ 7.0
Loan repayment period	6 years	6 years
Tranche Two
Borrowings
Principal amount			6,000								6.0
Tranche Three
Borrowings
Principal amount			$ 7,000								€ 7.0